Determination of fair values	12 Months Ended
Dec. 31, 2025
Determination of fair values
Determination of fair values

18. Determination of fair values

A number of the Company’s accounting policies and disclosures require the determination of fair value, for both financial and non‑financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following models. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

(a) Share-based payment transactions

The fair value of the employee share options is measured using the Black‑Scholes option pricing model. Measurement inputs include share price on measurement date, exercise price of the instrument, expected volatility (based on weighted average historical volatility adjusted for changes expected due to publicly available information), weighted average expected life of the instruments (based on historical experience and general option holder behavior), expected dividends, and the risk‑free interest rate (based on government bonds). Service and non‑market performance conditions attached to the transactions are not taken into account in determining fair value.